BrandywineGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 48.7%
Brazil - 14.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	126,200,000	BRL	$25,785,717
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	60,100,000	BRL	12,139,868

Total Brazil					37,925,585

Colombia - 8.6%
Colombian TES, Bonds	9.250%	5/28/42	37,060,000,000	COP	8,515,316
Colombian TES, Bonds	7.250%	10/26/50	79,520,000,000	COP	14,517,957

Total Colombia					23,033,273

Mexico - 7.6%
Mexican Bonos, Bonds	8.000%	11/7/47	107,800,000	MXN	5,868,131
Mexican Bonos, Bonds	8.000%	7/31/53	270,000,000	MXN	14,570,648

Total Mexico					20,438,779

New Zealand - 3.0%
New Zealand Government Bond	2.750%	5/15/51	19,070,000	NZD	8,066,266

Peru - 4.9%
Peru Government Bond, Senior Notes	6.150%	8/12/32	49,390,000	PEN	13,271,336

South Africa - 4.8%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	308,600,000	ZAR	12,747,788

United Kingdom - 5.7%
United Kingdom Gilt, Bonds	1.250%	7/31/51	24,240,000	GBP	15,394,143	(a)

TOTAL SOVEREIGN BONDS (Cost - $119,878,330)					130,877,170

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.5%
U.S. Government Obligations - 24.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.169%)	5.520%	4/30/25	17,860,000		17,880,580	(b)
U.S. Treasury Notes	2.750%	8/15/32	52,780,000		47,928,776

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $65,942,323)					65,809,356

MORTGAGE-BACKED SECURITIES - 23.7%
FHLMC - 9.1%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	7,735,750		7,566,069
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	8,720,644		8,354,470
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	8,636,476		8,595,000

Total FHLMC					24,515,539

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report	1

BrandywineGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 9.2%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	6,303,081	$6,038,495
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	11,245,390	10,998,257
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	7,690,017	7,650,811

Total FNMA				24,687,563

GNMA - 5.4%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53-6/20/53	14,783,435	14,701,765

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $63,983,050)				63,904,867

CORPORATE BONDS & NOTES - 11.4%
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 4.5%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	6,290,000	6,255,967
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	5,990,000	5,923,889

TOTAL CONSUMER DISCRETIONARY				12,179,856

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	4,890,000	3,122,550

FINANCIALS - 5.0%
Banks - 2.7%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.955%	3/14/25	7,070,000	7,090,258	(b)(c)

Capital Markets - 2.3%
Jackson National Life Global Funding, Secured Notes (SOFR + 1.150%)	6.403%	6/28/24	6,220,000	6,225,599	(b)(c)

TOTAL FINANCIALS				13,315,857

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Jabil Inc., Senior Notes	3.000%	1/15/31	2,300,000	1,955,104

TOTAL CORPORATE BONDS & NOTES (Cost - $30,857,600)				30,573,367

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 2.6%
Commercial Mortgage Trust, 2017-PANW D	3.935%	10/10/29	4,900,000	4,414,011	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K087 A2	3.771%	12/25/28	2,850,000	2,730,158

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,019,158)				7,144,169

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report

BrandywineGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $2,045,230)	3.375%	8/15/26	1,980,000	$1,107,810

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $290,725,691)				299,416,739

			SHARES
SHORT-TERM INVESTMENTS - 7.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $19,920,701)	5.183%		19,920,701	19,920,701	(e)(f)

TOTAL INVESTMENTS - 118.7% (Cost - $310,646,392)				319,337,440
Liabilities in Excess of Other Assets - (18.7)%				(50,395,920)

TOTAL NET ASSETS - 100.0%				$268,941,520

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $19,920,701 and the cost was $19,920,701 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report	3

BrandywineGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

At July 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	882	9/23	$100,092,644	$98,260,313	$(1,832,331)
Contracts to Sell:
Japanese 10-Year Bonds	44	9/23	45,797,399	45,402,594	394,805

Net unrealized depreciation on open futures contracts					$(1,437,526)

At July 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	558,438	EUR	520,000	Citibank N.A.	8/4/23	$(13,410)
EUR	590,000	USD	639,115	HSBC Securities Inc.	8/4/23	9,713
USD	2,847,605	EUR	2,560,000	HSBC Securities Inc.	8/4/23	32,349
EUR	1,690,000	USD	1,843,187	JPMorgan Chase & Co.	8/4/23	15,322
EUR	6,290,000	USD	6,865,799	JPMorgan Chase & Co.	8/4/23	51,371
EUR	7,370,000	USD	8,053,803	JPMorgan Chase & Co.	8/4/23	51,053
EUR	12,720,000	USD	14,098,810	JPMorgan Chase & Co.	8/4/23	(110,510)
EUR	16,250,000	USD	18,229,217	JPMorgan Chase & Co.	8/4/23	(358,944)
USD	19,941,558	EUR	18,490,000	JPMorgan Chase & Co.	8/4/23	(392,064)
USD	25,696,500	EUR	23,340,000	JPMorgan Chase & Co.	8/4/23	29,289
PEN	1,530,000	USD	416,440	HSBC Securities Inc.	8/8/23	7,859
PEN	5,300,000	USD	1,450,068	HSBC Securities Inc.	8/8/23	19,726
PEN	5,530,000	USD	1,542,538	HSBC Securities Inc.	8/8/23	(8,961)
USD	15,185,433	PEN	56,710,000	HSBC Securities Inc.	8/8/23	(541,361)
USD	4,133,476	ZAR	74,300,000	Goldman Sachs Group Inc.	8/15/23	(14,919)
USD	11,455,130	ZAR	216,400,000	HSBC Securities Inc.	8/15/23	(627,140)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report

BrandywineGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	153,000,000	USD	7,885,500	HSBC Securities Inc.	8/15/23	$656,954
ZAR	129,500,000	USD	7,098,185	Morgan Stanley & Co. Inc.	8/15/23	132,193
ZAR	8,200,000	USD	426,761	UBS Securities LLC	8/15/23	31,070
CNH	4,460,000	USD	645,548	Goldman Sachs Group Inc.	8/17/23	(20,509)
CNH	69,430,000	USD	9,748,529	HSBC Securities Inc.	8/17/23	(18,387)
CNH	136,470,000	USD	19,133,544	HSBC Securities Inc.	8/17/23	(8,201)
USD	20,395,965	CNH	140,930,000	HSBC Securities Inc.	8/17/23	645,584
USD	18,182,641	AUD	26,790,000	Barclays Bank PLC	8/31/23	166,795
AUD	29,560,000	USD	19,642,620	Goldman Sachs Group Inc.	8/31/23	236,007
USD	1,788,647	AUD	2,630,000	HSBC Securities Inc.	8/31/23	20,014
USD	20,407,373	AUD	30,060,000	HSBC Securities Inc.	8/31/23	192,504
AUD	29,920,000	USD	19,712,343	JPMorgan Chase & Co.	8/31/23	408,378
USD	3,328,872	GBP	2,610,000	JPMorgan Chase & Co.	9/1/23	(21,226)
USD	6,487,006	GBP	5,100,000	JPMorgan Chase & Co.	9/1/23	(59,163)
USD	7,597,422	GBP	5,970,000	JPMorgan Chase & Co.	9/1/23	(65,446)
USD	19,231,842	GBP	14,910,000	JPMorgan Chase & Co.	9/1/23	93,926
GBP	1,170,000	USD	1,509,462	Morgan Stanley & Co. Inc.	9/1/23	(7,694)
GBP	2,750,000	USD	3,534,151	Morgan Stanley & Co. Inc.	9/1/23	(4,354)
INR	1,479,000,000	USD	17,954,912	Barclays Bank PLC	9/11/23	2,362
USD	7,993,409	CHF	7,180,000	Barclays Bank PLC	9/11/23	(278,286)
USD	1,703,951	INR	140,000,000	Barclays Bank PLC	9/11/23	4,141
USD	71,318,003	CHF	63,580,000	Goldman Sachs Group Inc.	9/11/23	(1,929,120)
CHF	6,630,000	USD	7,697,774	HSBC Securities Inc.	9/11/23	(59,704)
CHF	6,430,000	USD	7,181,349	UBS Securities LLC	9/11/23	226,311
KRW	41,880,000,000	USD	32,282,433	Citibank N.A.	9/13/23	658,065
USD	3,201,268	KRW	4,040,000,000	Citibank N.A.	9/13/23	23,627
USD	29,495,674	KRW	37,840,000,000	Citibank N.A.	9/13/23	(267,183)
THB	371,300,000	USD	11,007,515	Citibank N.A.	9/14/23	(112,535)
USD	1,079,668	THB	37,000,000	UBS Securities LLC	9/14/23	(6,016)
JPY	2,515,000,000	USD	18,052,744	Barclays Bank PLC	9/19/23	(233,282)
JPY	10,712,000,000	USD	77,921,322	JPMorgan Chase & Co.	9/19/23	(2,023,877)
USD	7,096,366	JPY	978,000,000	JPMorgan Chase & Co.	9/19/23	166,969
JPY	266,000,000	USD	1,901,970	Morgan Stanley & Co. Inc.	9/19/23	(17,287)
USD	1,011,056	JPY	142,000,000	UBS Securities LLC	9/19/23	4,947
USD	5,716,172	NOK	57,600,000	Barclays Bank PLC	9/22/23	23,377
NOK	208,900,000	USD	19,428,257	JPMorgan Chase & Co.	9/22/23	1,218,009
USD	9,113,588	NZD	14,700,000	Barclays Bank PLC	9/26/23	(17,187)
NZD	1,500,000	USD	926,345	Morgan Stanley & Co. Inc.	9/26/23	5,367
NOK	106,900,000	USD	10,508,725	Goldman Sachs Group Inc.	9/29/23	58,474

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report	5

BrandywineGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	266,400,000	USD	25,489,896	Morgan Stanley & Co. Inc.	9/29/23	$844,077
USD	1,766,217	SEK	18,300,000	Citibank N.A.	10/17/23	21,387
MYR	23,000,000	USD	5,109,408	Goldman Sachs Group Inc.	10/17/23	18,362
MYR	23,400,000	USD	5,197,690	Goldman Sachs Group Inc.	10/17/23	19,259
MYR	36,100,000	USD	7,950,491	Goldman Sachs Group Inc.	10/17/23	97,878
SEK	187,000,000	USD	18,353,666	Goldman Sachs Group Inc.	10/17/23	(523,983)
USD	1,875,345	MYR	8,500,000	Goldman Sachs Group Inc.	10/17/23	(19,701)
BRL	21,970,000	USD	4,536,913	HSBC Securities Inc.	10/19/23	48,497
USD	41,347,337	BRL	201,560,000	HSBC Securities Inc.	10/19/23	(720,719)
USD	22,698,539	MXN	387,800,000	Citibank N.A.	10/27/23	(86,068)
MXN	41,600,000	USD	2,414,569	Morgan Stanley & Co. Inc.	10/27/23	29,576
USD	11,098,594	COP	45,320,000,000	JPMorgan Chase & Co.	10/30/23	(180,207)
EUR	23,340,000	USD	25,820,225	JPMorgan Chase & Co.	11/7/23	(32,554)

Net unrealized depreciation on open forward foreign currency contracts						$(2,509,206)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$130,877,170	—	$130,877,170
U.S. Government & Agency Obligations	—	65,809,356	—	65,809,356
Mortgage-Backed Securities	—	63,904,867	—	63,904,867
Corporate Bonds & Notes	—	30,573,367	—	30,573,367
Collateralized Mortgage Obligations	—	7,144,169	—	7,144,169
Convertible Bonds & Notes	—	1,107,810	—	1,107,810

Total Long-Term Investments	—	299,416,739	—	299,416,739

Short-Term Investments†	$19,920,701	—	—	19,920,701

Total Investments	$19,920,701	$299,416,739	—	$319,337,440

Other Financial Instruments:
Futures Contracts††	$394,805	—	—	$394,805
Forward Foreign Currency Contracts††	—	$6,270,792	—	6,270,792

Total Other Financial Instruments	$394,805	$6,270,792	—	$6,665,597

Total	$20,315,506	$305,687,531	—	$326,003,037

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,832,331	—	—	$1,832,331
Forward Foreign Currency Contracts††	—	$8,779,998	—	8,779,998

Total	$1,832,331	$8,779,998	—	$10,612,329

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

9

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,203,667	$343,713,962	343,713,962	$334,996,928	334,996,928	—	$361,780	—	$19,920,701

10